PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Additional Information (Details) - ARS ($) $ in Thousands				12 Months Ended
	Dec. 27, 2022	Jul. 01, 2022	Apr. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Provision for guarantees granted or received over outstanding balances				$ 0
Key management fees				786,412	$ 704,992
Key management personnel compensation, other long-term employee benefits				72,059	95,804
Expense recognised during period for bad or doubtful debts for related party transactions				$ 0	$ 0	$ 0
Distribution of dividends	$ 3,500,000	$ 13,720,106	$ 8,150,091			$ 7,855,878